Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Current tax
Provision for the year/period	¥ 339,409	¥ 813,713	¥ 789,640	¥ 557,630
Deferred tax
Origination and reversal of temporary differences (Note 9(c))	57,256	(110,189)	(77,536)	(5,845)
Tax expense	¥ 396,665	¥ 703,524	¥ 712,104	¥ 551,785